Note 1 - Organization	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1.	ORGANIZATION

Just Energy Group Inc. (“Just Energy” or the “Company”) is a corporation established under the laws of Canada to hold securities and to distribute the income of its directly or indirectly owned operating subsidiaries and affiliates. The registered office of Just Energy is First Canadian Place,
100
King Street West, Toronto, Ontario, Canada. The unaudited interim condensed consolidated financial statements (“Interim Financial Statements”) consist of Just Energy and its subsidiaries and affiliates. The Interim Financial Statements were approved by the Board of Directors on
August 28, 2020.